SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 30 – SUBSEQUENT EVENTS

a)	Notes issuance and use of funds

		Amount
		involved	Issuance	Maturity					Interest
Series	Currency	(in millions)	date	date	Amortization			Interest rate	payment date
					In two installments of:
27	US$	600	01/2026	01/2036	-	50%	01/2035	Annual fixed rate of 8.50%	Semiannually
					-	50%	01/2036
28	US$	81	03/2026	03/2029	In one installment			Annual fixed rate of 6.50%	Semiannually
					at maturity date

As of the issuance date of these consolidated financial statements, the Company has used part of the funds obtained for:

(i)	fully prepay the Syndicated and Bilateral loans referred to in Note 14 for a total amount of US$182 million, plus accrued interest, which was completed on January 27, 2026;
(ii)	fully prepay Series 1 Notes, maturing in July 2026 for a total amount of US$164 million, plus accrued interest, which was completed on February 25, 2026;
b)	Agreement between Telecom Argentina, MFH and Micro Sistemas with Banco Macro S.A.

On January 22, 2026, Telecom Argentina and its direct and indirect subsidiaries MFH and Micro Sistemas have entered into a framework agreement with Banco Macro S.A. (“Banco Macro”) aimed at fostering the growth and expansion of the business of Micro Sistemas, a payment services provider operating under the “Personal Pay” brand.

This strategic alliance will enable the development of a differentiated and comprehensive value proposition for customers operating on the “Personal Pay” platform, while also expanding the range of financial products and services offered to a broader customer base, supported by Banco Macro’s leading position in the financial sector.

For these purposes, Banco Macro will contribute its expertise in financial products, while Micro Sistemas will contribute its extensive base of active customers and recurring use cases with genuine transaction activity, thereby promoting a more efficient and broader market with customers at its core.

Pursuant to this agreement, Banco Macro made a capital contribution and, therefore, subscribed for shares representing 50% of the share capital and voting rights of Micro Sistemas, for an amount in pesos equivalent to US$75 million. As a result of this transaction, Telecom no longer holds the majority of the voting rights required to exercise control over Micro Sistemas and, accordingly, Telecom now has joint control over such entity.

The transaction is subject to the corresponding approval by the National Antitrust Authority, in accordance with applicable regulations.